FINANCIAL INSTRUMENTS - RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS – RISK MANAGEMENT
NOTE 14 - FINANCIAL INSTRUMENTS – RISK MANAGEMENT:

The Company’s activities expose it to various financial risks, such as market risk, including currency risk, credit risk and liquidity risk. The Company’s overall risk management plan focuses on minimizing possible adverse effects on the Company’s financial performance.

Risk management is performed by the Company’s Chief Financial Officer, which includes examining certain exposures to risks, such as exchange rate risk, credit risk. In 2024 and 2023, the Company did not use derivative financial instruments to hedge its operations.

Credit risk:

Credit risk is created when the failure of parties against the fulfillment of their obligations may reduce the amount of future cash flows from the financial assets held by the Company to the balance sheet date. The Company’s main financial assets are cash and cash equivalents, customers and other receivables, and represent the Company’s maximum exposure to credit risks in connection with its financial assets. The Company holds cash in large financial institutions.

The par value of financial assets represents the maximum credit exposure.

The maximum exposure to credit risk at the time of reporting was:

	December 31, 2024	December 31, 2023

Cash	14,433	13,979
Trade accounts receivables	3,905	2,260
Other accounts receivable	2,570	2,053
Promissory Notes	-	20,000
Other long-term receivables	-	2,000
Contract assets	1,486	4,091
Total	22,394	44,383

a.
Currency risk:

Currency risk is the risk that the value of financial instruments will be affected by changes in exchange rates. Currency risk is created when future commercial transactions and recognized assets and liabilities are denominated in a currency other than the Company’s operating currency. The company is exposed to foreign currency risk resulting from exposures to various currencies, mainly in relation to the New Israeli Shekel ("NIS”), the Euro (“EUR”) and the British Pound (“GBP”).

The Company's policy is not to execute currency hedging transactions.

As of the balance sheet date, the Group’s exposure to currencies as follows:

	December 31, 2024
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,320	401	284	12,428	14,433
Trade receivables	2	-	13	3,890	3,905
Prepaid expenses and other account receivables	145	60	251	2,114	2,570
Contract assets	-	-	20	1,466	1,486
	1,467	461	568	19,898	22,394
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	(2,312)	(2,312)
Liabilities in respect of leases- short term	(480)	(71)	(216)	(19)	(786)
Advanced payments from MDA against future orders	-	-	-	(39,296)	(39,296)
Trade payables	(976)	(339)	(459)	(1,347)	(3,121)
Payables and credit balances	(5,112)	(36)	(1,061)	(2,331)	(8,540)
	(6,568)	(446)	(1,736)	(45,305)	(54,055)
Non-current liabilities:
Liability for IIA royalties	(774)	-	-	-	(774)
Derivatives liabilities	-	-	-	(5,719)	(5,719)
Long term loans from banks	-	-	-	(67,691)	(67,691)
Liabilities in respect of leases- long term	(1,165)	(51)	(176)	-	(1,392)
Net balances	(7,040)	(36)	(1,344)	(98,817)	(107,237)

	December 31, 2023
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,120	1,372	235	11,252	13,979
Trade receivables	-	55	-	2,205	2,260
Prepaid expenses and other account receivables		2,036		17	2,053
Promissory notes	-	-	-	20,000	20,000
Other long-term receivables	-	-	-	2,000	2,000
Contract assets	-	-	128	3,963	4,091
	1,120	3,463	363	39,437	44,383
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Liabilities in respect of leases- short term	(469)	-	(144)	(26)	(639)
Advanced payments from MDA against future orders	-	-	-	(28,138)	(28,138)
Trade payables	(479)	(368)	(284)	(247)	(1,378)
Payables and credit balances	(896)	(618)	(415)	(5,942)	(7,871)
	(1,844)	(986)	(843)	(34,353)	(38,026)
Non-current liabilities:
Liability for IIA Royalties	(1,196)	-	-	-	(1,196)
Liabilities in respect of leases- long term	(1,558)	-	(495)	(14)	(2,067)
Long term loans from banks	-	-	-	(59,792)	(59,792)
Net balances	(3,478)	2,477	(975)	(54,722)	(56,698)

b.
Sensitivity analysis:

A 10% strengthening of the dollar against the following currencies would have resulted in an increase (decrease) in the equity and profit and loss in the amounts presented below. This analysis assumes that all other variables, and especially interest rates, remain constant. A 10% weakening of the currency against the relevant currencies will have the same effect in the opposite direction on equity and profit and loss.

	December 31, 2024	December 31, 2023
Linked to NIS	(7,040)	(3,478)
	10%	10%
	(704)	(348)

Linked to EUR	(36)	2,477
	10%	10%
	(4)	248

Linked to GBP	(1,344)	(975)
	10%	10%
	(134)	(97)

c.
Liquidity risks:

Liquidity risks arise from the management of the Group’s working capital as well as from the financing expenses and principal repayments of the Group’s debt instruments. Liquidity risk is the risk that the Group will find it difficult to meet obligations related to financial liabilities.

The following is an analysis of the contractual maturities of financial liabilities in accordance with nominal values for settlement.

Based on the earliest time the company will be required to pay:

December 31, 2024	Within 30 days	1-12 Months	1-3 Years	Total
Liabilities in respect of leases- short term	(164)	(622)	-	(786)
Trade payables	(1,264)	(1,857)	-	(3,121)
Payables to related parties	(100)	(516)	-	(616)
Other Accounts Payable	(2,008)	(6,532)	-	(8,540)
Long term loans from banks, net	-	-	(67,691)	(67,691)
Liabilities in respect of leases- long term	-	-	(1,392)	(1,392)
Advanced payments from MDA against future orders	-	(39,296)	-	(39,296)
Liability for IIA royalties	-	-	(774)	(774)
Derivatives liabilities	-	-	(5,719)	(5,719)
Total	(3,536)	(48,823)	(75,576)	(127,935)

December 31, 2023	Within 30 days	1-12 Months	1-3 Years	Total
Liabilities in respect of leases- short term	(172)	(467)	-	(639)
Trade payables	(258)	(1,120)	-	(1,378)
Payables to related parties	-	(740)	-	(740)
Other accounts payable	(1,581)	(6,290)	-	(7,871)
Long term loans from banks, net	-	-	(68,020)	(68,020)
Liabilities in respect of leases- long term	-	-	(2,067)	(2,067)
Advanced payments from MDA against future orders	-	-	(28,138)	(28,138)
Liability for IIA royalties	-	-	(1,107)	(1,107)
Derivatives liabilities	-	-	(114)	(114)
Total	(2,011)	(8,617)	(99,446)	(110,074)

d.	Fair value of financial instruments measured at fair value on a periodic basis:
	Level	December 31, 2024	December 31, 2023
Financial Liabilities:
Advanced payments from MDA against future orders	3	39,296	28,138
PAS	3	5,719	114
Total		45,015	28,252

e.
Classification of financial instruments by fair value hierarchy:

The financial instruments measured in the balance sheet at fair value are classified, according to groups with similar characteristics, into a fair value ranking as follows, determined in accordance with the data source used to determine the fair value:

Level 1: Quoted prices (without adjustments) in an active market of identical assets and liabilities.

Level 2: Non-quoted prices data included in Level 1 which can be viewed directly or indirectly.

Level 3: Data that are not based on viewable market information (assessment techniques without the use of viewable market data).

f.
SPAC warrants:

As part of the Business Combination Agreement (see Note 1) the company has issued new warrants: 7.63 million SPAC Private warrants, 10 million SPAC Public Warrants and 1 miliion Pipe warrants (together with the PAS called "Derivatives"). The Company is required to allocate the Warrants transferred between the identifiable assets received and the listing expense in accordance with IFRIC agenda decision from October 2022. The portion of the Warrants in the scope of IAS 32/ IFRS 9 would be recognized as a liability on initial recognition and re-measured through P&L until settlement.

The total value of the new SPAC warrants was $3,906 thousand and was divided between equity and liability as follow: $3,490 thousand for equity and $416  thousand for liability under derivatives. The value of the warrants derivatives on October 27, 2022 was based on the market price of the closing date of the Business Combination of $0.22.

On December 8, 2022, 3.364 million SPAC private warrants were exercised on a cashless basis into 553,692 Ordinary Shares. On December 11, 2022, 0.935 million PIPE warrants were exercised into 2 million Ordinary Shares resulting in gross proceeds to the Company of $1.5 million.

SPAC Warrants
Balance at December 31, 2022	407
Issuance of warrant (SPAC transactions)	-
Changes in fair value recognized in finance expenses	(407)
Exercise of warrants	-
Balance at December 31, 2023	-
Changes in fair value recognized in finance expenses	-
Balance at December 31, 2024	-

f.
Price Adjustment Shares:

Immediately following the closing of the SPAC transaction, the Company issued a total of 27,500,000 PAS with the Company’s founders receiving 27,000,000 PAS (18,000,000 to Yoav Leibovitch and 9,000,000 to Simona Gat) and the Sponsor receiving 500,000 PAS. In November 2023, the Company issued to FP, 1,000,000 PAS as part of an amendment signed between the parties (see Note 12e).

The PAS vest upon three price adjustment achievement dates: (i) one-third of the PAS will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement and within the 10-year period following the closing, the volume weighted average price (“VWAP”) of the Company’s Ordinary Shares is greater than or equal to $12.50 for any seven (7) trading days within a period of 30 consecutive trading days, (ii) one-third of the PAS will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement and within the 10-year period following the closing, the VWAP of the Company’s Ordinary Shares is greater than or equal to $14.00 for any seven (7) trading days within a period of 30 consecutive trading days and one-third of the PAS will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement and within the 10-year period following the closing, the VWAP of the Ordinary Shares is greater than or equal to $15.50 for any seven (7) trading days within a period of 30 consecutive trading days.

The share price targets shall be equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalization, reclassifications, combinations, exchanges of shares and other similar changes or transactions to the Company’s Ordinary Shares occurring on or after the Closing. In the event of a SatixFy change in control transaction within ten (10) years following the closing of the Business Combination, all of the unvested PAS not earlier vested will vest immediately prior to the closing of such change in control. If the PAS do not vest according to the achievement dates in the Business Combination Agreement, or if a change of control has not occurred after the Closing and prior to the date that is ten (10) years following the Closing Date, then any unvested PAS shall automatically be forfeited back to the Company’s for no consideration.

The Company allocated the PAS between the identifiable assets received and the listing expense Following the logic of the tentative agenda decision, the portion in the scope of IAS 32/ IFRS 9 would be recognized as a liability on initial recognition and re-measured through the Company’s income statement until settlement.

For the purpose of measuring the fair value of the PAS derivatives on December 31, 2023, a binomial model was used. The inputs used in determining the fair value are: price per share: 0.3631 a risk-free interest rate of 3.88%, an expected exercise period of 9.8712 years and an expected volatility of approximately 50%.

For the purpose of measuring the fair value of the PAS derivatives on December 31, 2024 a probability weighted average value was calculated given the Merger Agreement occurs, or does not occur due to the triggered acceleration under a change of control event. The inputs used in determining the fair value are price per share of $1.53, a risk-free interest rate of 4.54% and 4.51% and an expected exercise period of 8.8685 years and 8.0603 years, with an expected volatility of approximately 65%.

PAS

Balance on December 31, 2022	19,898
Changes in fair value recognized in finance expenses	(19,784)
Balance on December 31, 2023	114
Changes in fair value recognized in finance expenses	5,605
Balance on December 31, 2024	5,719